SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Depreciation Rates for Property and Equipment
%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 20 (mainly 20)
Leasehold improvements	Shorter of the term of the lease or useful life

Schedule of weighted-average assumptions for granted options
	Year ended December 31,
	2015	2014	2013

Volatility	51%	56%	71%
Risk-free interest rate	1.49%	1.53%	1.25%
Dividend yield	0%	0%	0%
Expected life (years)	4.7	4.7	4.4